Segment reporting, Information about major customers (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Vessel	Sep. 30, 2022 USD ($)
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			24
Shipping revenues	$ 130,322	$ 108,227	$ 413,783	$ 283,860
Time Charters [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			4
Spot Market [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			20
Major Customer [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 83,600	$ 54,600	$ 253,300	$ 141,100
Percentage of total revenue	64.00%	50.00%	61.00%	50.00%
Customer One [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 34,300	$ 13,500	$ 64,900	$ 42,400
Customer Two [Member]
Information about Major Customers [Abstract]
Shipping revenues	17,800	12,800	60,800	39,000
Customer Three [Member]
Information about Major Customers [Abstract]
Shipping revenues	13,100	10,900	59,900	23,500
Customer Four [Member]
Information about Major Customers [Abstract]
Shipping revenues	10,000	10,900	38,200	19,100
Customer Five [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 8,400	$ 6,500	$ 29,400	$ 17,100